Common Stock (Tables)	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Schedule of Common Stock Warrants
Common stock warrants as of December 31, 2020 were as follows:

	December 31, 2020
	Outstanding Warrants
	Number of Warrants	Exercise Price	Expiration Date
Common stock	63,491	$0.12	9/7/2027
Total outstanding common stock warrants	63,491

Schedule of Common Stock Reserved for Future Issuance
Shares of common stock reserved for future issuance on an as-if converted basis, were as follows:

	December 31, 2021	December 31, 2020
Shares available for grant under 2021 Equity Incentive Plan	14,481,463	—
Stock options issued and outstanding	8,550,076	5,145,547
Shares available for grant under 2021 Employee Stock Purchase Plan	1,244,900	—
Convertible preferred stock	—	52,175,965
Shares available for grant under 2017 Equity Incentive Plan	—	2,349,673
Common stock warrants outstanding	—	63,491
Total shares of common stock reserved	24,276,439	59,734,676